25. Post-Employment Benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 237,597	R$ 259,767	R$ 254,327
Employees
Disclosure of defined benefit plans [line items]
Post-employment benefits	235,907	258,364	251,947
Employees | Pension plans
Disclosure of defined benefit plans [line items]
Post-employment benefits	78,680	75,407	65,878
Employees | Healthcare plan - post employment
Disclosure of defined benefit plans [line items]
Post-employment benefits	97,511	129,647	143,236
Employees | Healthcare plan - active employees
Disclosure of defined benefit plans [line items]
Post-employment benefits	81,617	75,578	61,927
Employees | Transfers to construction in progress
Disclosure of defined benefit plans [line items]
Post-employment benefits	(21,901)	(22,268)	(19,094)
Management
Disclosure of defined benefit plans [line items]
Post-employment benefits	1,690	1,403	2,380
Management | Pension plans
Disclosure of defined benefit plans [line items]
Post-employment benefits	1,500	1,175	2,241
Management | Healthcare plan
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 190	R$ 228	R$ 139